DERIVATIVE INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Outstanding forward exchange contracts | $		$ 10,743	$ 22,518
Forward exchange contract remaining maturity	1 year	1 year
Israel, New Shekels
Outstanding forward exchange contracts | ₪				₪ 78,348	₪ 38,077